Loans Receivable from Franchisees, Net - Schedule of Movement of Loan (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Movement of Loan [Abstract]
Balance at beginning of year	$ 362,917	$ 1,377,676
Loans lend to franchisees	1,236,518	311,083	$ 1,521,440
Repayment from franchisees	(810,660)	(1,361,609)
Effect of translation adjustment	12,737	35,767
Balance at end of year	$ 801,512	$ 362,917	$ 1,377,676